Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of debt

	June 30, 2024	December 31, 2023
(in $ thousands)

Total debt, net of deferred finance charges	725,451	439,496
Less: Current portion of long-term debt, net of deferred finance charges	(23,467)	(19,795)
Long-term debt, net of deferred finance charges	701,984	419,701

Schedule of long-term debt instruments

	June 30, 2024	December 31, 2023
(in $ thousands)
Vessel financing (Mount Norefjell)	60,045	61,297
Vessel financing (Mount Ita)	60,050	61,302
Vessel financing (Mount Etna)	60,610	61,812
Vessel financing (Mount Blanc)	60,458	61,681
Vessel financing (Mount Matterhorn)	61,518	62,509
Vessel financing (Mount Neblina)	61,535	62,509
Vessel financing (Mount Hua)	62,525	13,683
Vessel financing (Mount Bandeira)	62,525	13,683
Vessel financing (Mount Elbrus)	62,525	13,783
Vessel financing (Mount Denali)	63,000	13,783
Vessel financing (Mount Aconcagua)	63,000	13,783
Vessel financing (Mount Emai)	63,000	13,783
Total debt, gross	740,791	453,608
Less: Deferred finance charges	(15,340)	(14,112)
Total debt, net of deferred finance charges	725,451	439,496

Schedule of maturities of long-term debt
The outstanding debt, gross of deferred finance charges, as of June 30, 2024, is repayable as follows:

Year ending December 31
(in $ thousands)
2024 (remaining six months)	12,900
2025(1)	26,913
2026	26,064
2027	27,539
2028	29,563
Thereafter	617,812
Total	740,791
Deferred finance charges	(15,340)
Total debt, net of deferred finance charges	725,451

(1) $13.2 million repayable in the six months ended June 30, 2025.